--------------------------------------------------------------------------------
TABLE OF CONTENTS
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     ---------------------------------------------------------------------
     THE GUARDIAN PARK AVENUE FUND
     ---------------------------------------------------------------------
      PORTFOLIO MANAGERS INTERVIEW                                       2
     ---------------------------------------------------------------------
      FUND PROFILE                                                       4
     ---------------------------------------------------------------------
     THE GUARDIAN VARIABLE ACCOUNT 1                                     6
     ---------------------------------------------------------------------
     THE GUARDIAN VARIABLE ACCOUNT 2                                     7
     ---------------------------------------------------------------------
     COMBINED NOTES TO FINANCIAL STATEMENTS                              8
     ---------------------------------------------------------------------
     THE GUARDIAN PARK AVENUE FUND
     ---------------------------------------------------------------------
      SCHEDULE OF INVESTMENTS                                           11
     ---------------------------------------------------------------------
      FINANCIAL STATEMENTS                                              15
     ---------------------------------------------------------------------
      NOTES TO FINANCIAL STATEMENTS                                     17
     ---------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS                                              21
     ---------------------------------------------------------------------


--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------------------------------------

OBJECTIVE:  Long-term growth of capital
--------------------------------------------------------------------------------
PORTFOLIO:  At least 80% common stocks and
            securities convertible into
            common stocks
--------------------------------------------------------------------------------
INCEPTION:  June 1, 1972
--------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 1998: $3,380,256,722
--------------------------------------------------------------------------------

      "WE BELIEVE THAT THE BEST WAY TO ACHIEVE CONSISTENTLY OUTSTANDING RETURNS IS TO COMBINE TRIED AND TESTED QUANTITATIVE TOOLS WITH GOOD INVESTMENT JUDGMENTS."

                                                   --Larry Luxenberg, C.F.A.
                                                    Co-Portfolio Manager

                                                   --John B. Murphy, C.F.A.
                                                    Co-Portfolio Manager

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. They involve investment risk, including possible loss of principal amount invested.

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
--------------------------------

[PHOTO OMITTED]                 [PHOTO OMITTED]

Larry Luxenberg, C.F.A.         John B. Murphy, C.F.A.
Co-Portfolio Manager            Co-Portfolio Manager

Q. HOW DID THE FUND PERFORM IN 1998?

A. For an unprecedented fourth consecutive year, The Guardian Park Avenue Fund had a return of more than 20%. The Fund earned a total return of 21.30%,(1) as compared with a total return of 28.58% for the S&P 500 Index.(2) 1998 was a year of political and economic turbulence, and investors were filled with optimism in the beginning and at the end of the year. In between, there was also extreme volatility and highly divergent returns among different types of stocks. In the space of three months, most major market indices dropped close to 20% and then rallied 20%. Those two moves were the quickest of that size in modern market history.

      The gains in the market occurred in an extremely narrow range of stocks. According to a Salomon Smith Barney report,(3) only 12 stocks accounted for half the gain in the S&P 500 Index, which is weighted by the market capitalization of the companies included in the index. Similarly, while the S&P 500 returned 28.58%, the average stock in the index was up only 10.95%, according to a Merrill Lynch research report.(4) Even more startling, in a year in which the major averages set all time record highs, more than half of the New York Stock Exchange and NASDAQ stocks ended the year down.

Q. WHAT FACTORS AFFECTED FUND PERFORMANCE IN 1998?

A. The Fund generated a good absolute return and also did well compared to other funds in its peer group. According to Lipper Analytical Services,(5) the performance for the average U.S. equity mutual fund was 14.52%. However, the Fund did underperform the S&P 500 by seven percentage points. We attribute the slippage largely to the extreme concentration of returns among a handful of stocks in the S&P 500.

      Over the twenty-six year history of the Fund, we have always attempted to produce consistent as well as outstanding returns. To do that, we run a diversified Fund, which at year-end had in excess of 270 stocks.

      Helping performance during the year was our quantitative work on specific stocks as well as our internal assessment that 1998 would be another good year for large-cap stocks, generally. At year-end 1998, the Fund's overall investments reflected a weighted market capitalization two-thirds as large as that of the S&P 500. We gradually increased the weighting all year, reaching near parity with the S&P 500 by the end of September and keeping at that level through year-end.

--------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents total return for Class A shares -- returns for Class B shares would be lower to reflect higher operating expenses associated with the B share class. Total return figures do not take into account the current maximum sales charge except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so that actual returns would have been somewhat lower.

(2) The S&P 500 Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(3)   "Equity Strategy," John L. Manley, December 23, 1998.

(4)   "Performance Monitor," Richard Bernstein, January 1999.

(5) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service. Its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales charges, and performance would be different if sales charges were deducted.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Finally, we also remained committed to growth stocks all year and continually pared our holdings in sectors exposed to commodity prices (such as energy and metals), many of which plunged to quarter century lows.

Q. WHAT STRATEGIES DO YOU USE TO MANAGE THE FUND?

A. There was no change in our strategic approach during the year. We rely on a combination of quantitative techniques and our own fundamental judgments. We believe that the best way to achieve consistently outstanding returns is to combine tried and tested quantitative tools with good investment judgments.

      Our quantitative work combines a cluster of approaches. We look at the portfolio from a top-down view as well as from the bottom up. Finally, we are continually refining our tools to deal with the increasing risk and volatility in the capital markets. Our top-down approach involves a number of different predictive models that we use to identify which portfolio styles are most likely to do well. The bottom-up approach uses a multi-factor stock scoring system to identify specific attractive stocks within our 2200-stock research universe.

Q. WHAT DO YOU ENVISION FOR THE STOCK MARKET IN 1999?

A. As the year begins, we see continued conflicting forces. The valuation of the market is high, by many measures the highest in modern stock market history. Inflation remains low with even modest doses of deflation possible. The U.S. economy remains strong, although corporate profits are weakening. But around the world, many economies are still under great stress. In combination, we expect these forces to produce continued high volatility for the market but we plan to stick to the approach and methodologies that have served the Fund well in the past. We believe these methodologies will help us to achieve superior performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND PROFILE
AS OF DECEMBER 31, 1998
---------------------------------------

---------------------------------------
TOP 10 HOLDINGS AS OF 12/31/98
---------------------------------------
  1.  Microsoft Corp.             4.44%
---------------------------------------
  2.  Int'l. Business Machines    3.29%
---------------------------------------
  3.  Pfizer, Inc.                3.28%
---------------------------------------
  4.  General Electric Co.        3.01%
---------------------------------------
  5.  BellSouth Corp.             2.53%
---------------------------------------
  6.  Wal-Mart Stores, Inc.       2.41%
---------------------------------------
  7.  Bristol-Myers Squibb Corp.  2.39%
---------------------------------------
  8.  Ford Motor Co.              2.14%
---------------------------------------
  9.  MCI WorldCom, Inc.          1.92%
---------------------------------------
 10.  Merck & Co., Inc.           1.91%
---------------------------------------
For a complete list of portfolio
holdings, please see the Schedule of
Investments.
---------------------------------------

                              SECTOR WEIGHTINGS OF
                               COMMON STOCKS HELD
                        BY THE FUND ON DECEMBER 31, 1998

   [The following table was depicted as a pie chart in the printed material.]

Basic Industries                 0.55%
Credit Cyclicals                 1.25%
Transportation                   2.60%
Energy                           3.37%
Capital Goods                    4.00%
Capital Goods/Technology        24.23%
Consumer Services                6.38%
Utilities                       14.44%
Consumer Staples                20.03%
Financial                       10.32%
Consumer Cyclical               12.38%
Conglomerates                    0.45%

---------------------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED 12/31/98
---------------------------------------------------------------------------------------------
                                          Inception                                   Since
                                             Date     1 Year   5 Years   10 Years   Inception
---------------------------------------------------------------------------------------------
Class A Shares (with sales charge)          6/1/72    15.84%    21.20%     18.71%     16.72%
At Net Asset Value (without sales charge)             21.30%    22.32%     19.26%     16.92%
---------------------------------------------------------------------------------------------
Class B Shares (with sales charge)          5/1/96    17.18%      N/A        N/A      26.31%
At Net Asset Value (without sales charge)             20.16%      N/A        N/A      26.82%
---------------------------------------------------------------------------------------------
S&P 500 Index                                         28.58%    23.96%     19.10%     13.56%
                                                                                     (6/1/72)
---------------------------------------------------------------------------------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where indicated. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Total return figures for Class B shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 3%), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                  [GRAPHICAL REPRESENTATION OF MOUNTAIN CHART]

           The Guardian                          Lipper U.S.
         Park Avenue Fund      S&P 500          Equity Growth          Cost of
            (Class A)           Index            Fund Average          Living
          -----------        -----------         -----------        -----------
6/1/72     1    9550          1   10000           1   10000           1  10000
           2    9352          2    9791           2    9746           2  10072
           3    9495          3   10173           3    9548           3  10169
1972       4    9919          4   10936           4   10002           4  10266
           5    8954          5   10404           5    8773           5  10483
           6    7758          6    9802           6    7699           6  10676
           7    9104          7   10271           7    8788           7  10918
1973       8    8355          8    9320           8    7686           8  11184
           9    8898          9    9061           9    7492           9  11546
          10    8095         10    8376          10    6661          10  11836
          11    6816         11    6276          11    5224          11  12222
1974      12    7016         12    6861          12    5701          12  12536
          13    9052         13    8434          13    7001          13  12754
          14   10222         14    9724          14    8176          14  12923
          15    9524         15    8662          15    7174          15  13188
1975      16   10311         16    9410          16    7588          16  13430
          17   12315         17   10819          17    8924          17  13527
          18   12926         18   11077          18    9084          18  13696
          19   13570         19   11281          19    9043          19  13913
1976      20   14713         20   11627          20    9483          20  14106
          21   14576         21   10762          21    8951          21  14396
          22   15548         22   11107          22    9480          22  14614
          23   15170         23   10794          23    9340          23  14807
1977      24   15894         24   10765          24    9674          24  15048
          25   16186         25   10235          25    9527          25  15314
          26   17952         26   11100          26   10724          26  15700
          27   19593         27   12062          27   11821          27  16063
1978      28   18195         28   11455          28   11002          28  16401
          29   19967         29   12263          29   11945          29  16884
          30   20459         30   12583          30   12544          30  17440
          31   22475         31   13535          31   13793          31  17971
1979      32   23489         32   13539          32   14501          32  18575
          33   22448         33   12987          33   13536          33  19348
          34   24637         34   14722          34   15484          34  19928
          35   27183         35   16363          35   18053          35  20266
1980      36   28544         36   17908          36   19852          36  20870
          37   30553         37   18146          37   20432          37  21401
          38   30553         38   17726          38   20347          38  21860
          39   28041         39   15910          39   17993          39  22488
1981      40   30196         40   17010          40   19380          40  22729
          41   28244         41   15773          41   18074          41  22874
          42   28221         42   15682          42   18100          42  23430
          43   32078         43   17473          43   20123          43  23599
1982      44   37863         44   20656          44   24326          44  23599
          45   42172         45   22720          45   27061          45  23696
          46   49604         46   25228          46   30611          46  24010
          47   48521         47   25185          47   29869          47  24251
1983      48   48698         48   25281          48   29333          48  24493
          49   46645         49   24675          49   27414          49  24855
          50   47823         50   24028          50   26721          50  25048
          51   53052         51   26344          51   28574          51  25290
1984      52   54864         52   26823          52   28930          52  25483
          53   61530         53   29283          53   31492          53  25797
          54   65012         54   31410          54   33601          54  25966
          55   60468         55   30132          55   32193          55  26111
1985      56   72960         56   35290          56   37156          56  26449
          57   87231         57   40238          57   42720          57  26353
          58   93553         58   42592          58   44999          58  26425
          59   82542         59   39627          59   41062          59  26570
1986      60   86371         60   41842          60   42571          60  26763
          61  106898         61   50759          61   51317          61  27126
          62  104621         62   53272          62   52563          62  27400
          63  111995         63   56777          63   55749          63  27729
1987      64   88927         64   43977          64   44085          64  27947
          65  100335         65   46480          65   47392          65  28164
          66  107311         66   49515          66   50056          66  28502
          67  105853         67   49563          67   49730          67  28913
1988      68  107404         68   51158          68   50482          68  19179
          69  117426         69   54775          69   54123          69  29656
          70  124277         70   59546          70   58562          70  29976
          71  135522         71   65881          71   64497          71  30169
1989      72  133003         72   67206          72   63984          72  30531
          73  131154         73   65183          73   62581          73  31087
          74  131990         74   69211          74   67101          74  31401
          75  111333         75   59736          75   56465          75  32029
1990      76  116611         76   65046          76   61087          76  32415
          77  138452         77   74504          77   71872          77  32633
          78  136860         78   74303          78   71176          78  32874
          79  149259         79   78263          79   76341          79  33116
1991      80  157618         80   84775          80   83235          80  33382
          81  162078         81   82672          81   82319          81  33647
          82  159469         82   84210          82   80113          82  33889
          83  167044         83   86846          83   82496          83  34106
1992      84  189879         84   91214          84   89848          84  34396
          85  208278         85   95200          85   92144          85  34686
          86  215651         86   95619          86   92749          86  34879
          87  234327         87   98067          87   97203          87  35048
1993      88  228375         88  100342          88   99458          88  35338
          89  221843         89   96569          89   96044          89  35556
          90  219203         90   96936          90   93504          90  35773
          91  227686         91  101657          91   98580          91  36087
1994      92  225091         92  101617          92   97271          92  36280
          93  245506         93  111514          93  104431          93  36546
          94  271285         94  122063          94  114202          94  36836
          95  298576         95  131706          95  123909          95  37005
1995      96  302248         96  139569          96  126735          96  37126
          97  317905         97  147050          97  133553          97  37585
          98  334627         98  153579          98  139376          98  37850
          99  348213         99  158217          99  143418          99  38019
1996     100  382268        100  171365         100  150775         100  38331
         101  386091        101  176009         101  148815         101  38712
         102  452576        102  206652         102  172283         102  39010
         103  502902        103  222048         103  190631         103  39400
1997     104  515475        104  228376         104  188286         104  39873
         105  570785        105  260189         105  212500         105  40271
         106  586539        106  268697         106  216367         106  40497
1998     107  511638        107  241962         107  187201         107  40720
12/31/98 108  625222        108  293403         108  229378         108  40964


PERFORMANCE FOR CLASS B SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO SUCH SHARE CLASS.

A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $625,222 on December 31, 1998. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you cannot invest directly in the S&P 500 Index, a similar hypothetical investment would now be worth $293,403. The Fund also fared well relative to other U.S. growth funds. The average return of U.S. equity growth funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of The Guardian Park Avenue Fund. The average of U.S. growth funds on the same $10,000 investment over the same time period would have been $229,378. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lend a more complete understanding of the investment's real worth.

--------------------------------------------------------------------------------

                         THE GUARDIAN VARIABLE ACCOUNT 1

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

ASSETS
 Investment in The Guardian Park Avenue Fund (1,204,029 shares at net asset value of $51.88 per share; FIFO Cost, $32,503,852) ...........................  $62,465,000
LIABILITIES
 Due to The Guardian Insurance & Annuity Company, Inc. .........................        8,338
                                                                                  -----------
NET ASSETS -- NOTE 3 ...........................................................  $62,456,662
                                                                                  ===========

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
 Income:
  Reinvested dividends .........................................................  $   391,431
 Expense:
  Mortality and expense risk charges -- Note 4 .................................      608,665
                                                                                  -----------
 Net investment income/(expense) ...............................................     (217,234)
                                                                                  -----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
 Net realized gain/(loss) from sale of investments .............................    5,713,603
 Reinvested realized gain distributions ........................................    4,174,062
Net change in unrealized appreciation/(depreciation) of investments ............    1,039,262
                                                                                  -----------
 Net realized and unrealized gain/(loss) from investments ......................   10,926,927
                                                                                  -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................  $10,709,693
                                                                                  ===========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                         1998               1997
                                                                      -----------       -----------
INCREASE/(DECREASE) FROM OPERATIONS
 Net investment income/(expense) ..................................   $  (217,234)      $  (266,205)
 Net realized gain/(loss) from sale of investments ................     5,713,603         4,970,257
 Reinvested realized gain distributions ...........................     4,174,062         5,922,200
 Change in unrealized appreciation/(depreciation) of investments ..     1,039,262         4,162,357
                                                                      -----------       -----------
 Net increase/(decrease) resulting from operations ................    10,709,693        14,788,609
                                                                      -----------       -----------
CONTRACT TRANSACTIONS
 Net contract purchase payments ...................................       258,460           207,486
 Redemptions and annuity benefits .................................    (4,777,478)       (6,061,274)
                                                                      -----------       -----------
 Net increase/(decrease) from contract transactions ...............    (4,519,018)       (5,853,788)
                                                                      -----------       -----------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD ....       247,985           163,150
                                                                      -----------       -----------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ...........................     6,438,660         9,097,971
NET ASSETS AT DECEMBER 31, 1997 ...................................    56,018,002        46,920,031
                                                                      -----------       -----------
NET ASSETS AT DECEMBER 31, 1998 -- NOTE 3 .........................   $62,456,662       $56,018,002
                                                                      ===========       ===========

                       See notes to financial statements.

                         THE GUARDIAN VARIABLE ACCOUNT 2

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

ASSETS
 Investment in The Guardian Park Avenue Fund (373,426 shares at net asset
  value of $51.88 per share; FIFO Cost, $9,681,825) ............................................   $19,373,357
                                                                                                   -----------
LIABILITIES
 Annuitant Mortality Fluctuation Fund ..........................................................        18,832
 Due to The Guardian Insurance & Annuity Company, Inc. .........................................        90,743
                                                                                                   -----------
 Total Liabilities .............................................................................       109,575
                                                                                                   -----------
NET ASSETS -- NOTE 3 ...........................................................................   $19,263,782
                                                                                                   ===========

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
 Income:
  Reinvested dividends .........................................................................   $   121,214
 Expense:
  Mortality and expense risk charges -- Note 4 .................................................       203,441
                                                                                                   -----------
 Net investment income/(expense) ...............................................................       (82,227)
                                                                                                   -----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
 Net realized gain/(loss) from sale of investments .............................................     1,010,169
 Reinvested realized gain distributions ........................................................     1,295,274
Net change in unrealized appreciation/(depreciation) of investments ............................     1,054,626
                                                                                                   -----------
 Net realized and unrealized gain/(loss) from investments ......................................     3,360,069
                                                                                                   -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................................   $ 3,277,842
                                                                                                   ===========

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Year Ended December 31,
                                                                                ------------------------------
                                                                                     1998             1997
                                                                                ------------      ------------
INCREASE/(DECREASE) FROM OPERATIONS
 Net investment income/(expense) ............................................   $    (82,227)     $    (92,500)
 Net realized gain/(loss) from sale of investments ..........................      1,010,169         1,507,893
 Reinvested realized gain distributions .....................................      1,295,274         1,877,236
 Change in unrealized appreciation/(depreciation) of investments ............      1,054,626         1,182,665
                                                                                ------------      ------------
 Net increase/(decrease) resulting from operations ..........................      3,277,842         4,475,294
                                                                                ------------      ------------
CONTRACT TRANSACTIONS
 Net contract purchase payments .............................................        146,627             5,691
 Redemptions and annuity benefits ...........................................     (1,116,355)       (1,968,584)
                                                                                ------------      ------------
 Net increase/(decrease) from contract transactions .........................       (969,728)       (1,962,893)
                                                                                ------------      ------------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD ..............         40,423            33,419
                                                                                ------------      ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS .....................................      2,348,537         2,545,820
NET ASSETS AT DECEMBER 31, 1997 .............................................     16,915,245        14,369,425
                                                                                ------------      ------------
NET ASSETS AT DECEMBER 31, 1998 -- NOTE 3 ...................................   $ 19,263,782      $ 16,915,245
                                                                                ============      ============

                       See notes to financial statements.

                         THE GUARDIAN VARIABLE ACCOUNT 1
                         THE GUARDIAN VARIABLE ACCOUNT 2
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1998

NOTE 1 -- ORGANIZATION

      The Guardian Variable Account 1 (VA-1) and The Guardian Variable Account 2 (VA-2) are registered unit investment trusts under the Investment Company Act of 1940, as amended, established by The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). The mutual fund available under the contracts supported by VA-1 and VA-2 is The Guardian Park Avenue Fund (the Fund). The Fund has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. The VA-2 Separate Account has two divisions, the VA-2 Division and the VA-19 Division. All VA-2 Separate Account contract payments received subsequent to January 1, 1981 have been allocated to the VA-19 Division.

      Under applicable insurance law, the assets and liabilities of VA-1 and VA-2 are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of VA-1 and VA-2 will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of VA-1 and VA-2, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of the significant accounting policies of both VA-1 and VA-2.

   Investments

      (a) Net proceeds from the sale of variable annuity contracts are invested in shares of the Fund at the net asset value of the Fund's shares. All distributions made by the Fund are reinvested in shares of the Fund. (b) The market value of investments in the Fund is based on the net asset value at the close of the period. (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. (d) The cost of Fund shares sold is determined on a first in, first out (FIFO) basis.

      During the years ended December 31, 1998 and December 31, 1997, VA-1 purchases of shares of the Fund aggregated $6,548,522 and $6,179,259, respectively, and VA-2 purchases aggregated $1,592,765 and $1,816,188, respectively. Aggregate sales of shares of the Fund amounted to $7,212,046 and $7,720,861 for VA-1 and $1,336,007 and $2,536,452 for VA-2 for the years ended
December 31, 1998 and December 31, 1997, respectively.

   The Annuitant Mortality Fluctuation Fund

      The Annuitant Mortality Fluctuation Fund is funded by GIAC and has been established in response to various regulatory requirements and provides for any possible adverse experience. The amount of this fund at December 31, 1998 was $18,832 for VA-2.

   Federal Income Taxes

      The operations of VA-1 and VA-2 are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

      Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of VA-1 and VA-2.

NOTE 3 -- NET ASSETS, DECEMBER 31, 1998

      At December 31, 1998, net assets for the VA-1 and VA-2 Separate Accounts are comprised as follows:

                                                  UNITS             ACCUMULATION          TOTAL UNIT
                                               OUTSTANDING           UNIT VALUE              VALUE
                                               -----------           ----------              -----
VA-1 Separate Account:
 VA-1 Division .............................   110,846.555           $536.943448         $59,518,331
 Contracts receiving annuity benefits ......                                               2,938,331
                                                                                         -----------
                                                                                         $62,456,662
                                                                                         ===========
VA-2 Separate Account:
 VA-2 Division. ............................    31,907.070           $485.800106         $15,500,458
 VA-19 Division ............................     5,395.084            472.846449           2,551,046
                                                                                         -----------
                                                                                          18,051,504
 Contracts receiving annuity benefits ......                                               1,212,278
                                                                                         -----------
                                                                                         $19,263,782
                                                                                         ===========

NOTE 4 -- MORTALITY AND EXPENSE RISK CHARGES

      Charges for mortality and expense risk paid to GIAC are computed daily and are equal to an annual rate of 1% of the average daily net assets. The total annual charge for the twelve months ending December 31, 1998 was $608,665 for VA-1 and $203,441 for VA-2.

      Currently, GIAC makes no charge against VA-1 and VA-2 for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to VA-1 and VA-2 in the future.

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS

                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                       1998            1997             1996           1995             1994
                                    ------------    ------------    ------------   ------------     ------------
VA-1 Separate Account:
 VA-1 Division ..................   $536.943448     $447.042768     $334.789490     $267.313646     $201.042264
VA-2 Separate Account:
 VA-2 Division ..................   $458.800106     $404.462389     $302.901130     $241.852311     $181.893203
 VA-19 Division .................   $472.846449     $393.677554     $294.824378     $235.403384     $177.043070

NOTE: In some instances the calculation of total assets may not agree due to rounding.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
AND THE CONTRACTOWNERS OF THE GUARDIAN VARIABLE
ACCOUNT 1 AND THE GUARDIAN VARIABLE ACCOUNT 2

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of The Guardian Variable Account 1 and The Guardian Variable Account 2 at December 31, 1998, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of The Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 25, 1999

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------

December 31, 1998

o  The Guardian Park Avenue Fund

--------------------------------------------------------------------------------
COMMON STOCKS -- 94.6%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 1.0%
      58,500      Alliant Techsystems, Inc.*                        $  4,822,594
      80,000      Cordant Technologies, Inc.                           3,000,000
      68,800      General Dynamics Corp.                               4,033,400
     138,950      Precision Castparts Corp.                            6,148,537
      50,000      Sundstrand Corp.                                     2,593,750
     128,200      United Technologies Corp.                           13,941,750
                                                                    ------------
                                                                      34,540,031
--------------------------------------------------------------------------------
AIR TRANSPORTATION -- 1.9%
      93,000      Alaska Air Group, Inc.*                              4,115,250
     348,000      AMR Corp., DE*                                      20,662,500
      43,000      Comair Hldgs., Inc.                                  1,451,250
     100,000      Continental Airlines, Inc.*                          3,350,000
     400,000      Delta Airlines, Inc.                                20,800,000
      37,000      UAL Corp.*                                           2,208,438
     225,000      US Airways Group, Inc.*                             11,700,000
                                                                    ------------
                                                                      64,287,438
--------------------------------------------------------------------------------
APPLIANCE AND FURNITURE -- 0.5%
     176,000      Ethan Allen Interiors, Inc.                          7,216,000
     141,000      Furniture Brands Int'l., Inc.*                       3,842,250
     180,000      Herman Miller, Inc.                                  4,837,500
      60,000      Leggett & Platt, Inc.                                1,320,000
                                                                    ------------
                                                                      17,215,750
--------------------------------------------------------------------------------
AUTOMOTIVE -- 2.4%
      93,525      DaimlerChrysler AG                                   8,984,245
   1,230,000      Ford Motor Co.                                      72,185,625
                                                                    ------------
                                                                      81,169,870
--------------------------------------------------------------------------------
AUTOMOTIVE PARTS -- 0.4%
      38,000      Arvin Industries, Inc.                               1,584,125
      20,990      Danaher Corp.                                        1,140,019
     104,500      Kaydon Corp.                                         4,186,531
     282,933      Meritor Automotive, Inc.                             5,994,643
                                                                    ------------
                                                                      12,905,318
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
     190,000      Amgen, Inc.*                                        19,866,875
     118,500      Genentech, Inc.*                                     9,442,969
      90,000      Sepracor, Inc.*                                      7,931,250
                                                                    ------------
                                                                      37,241,094
--------------------------------------------------------------------------------
BROADCASTING -- 2.3%
     579,100      CBS Corp.*                                          18,965,525
     155,000      Comcast Corp.                                        9,096,562
     676,900      Infinity Broadcasting Corp.*                        18,530,137
     310,000      MediaOne Group, Inc.*                               14,570,000
     300,000      Tele-Communications, Inc.*                          16,593,750
                                                                    ------------
                                                                      77,755,974
--------------------------------------------------------------------------------
BUILDING MATERIALS AND HOMEBUILDERS -- 1.1%
      33,000      Centex Construction Products, Inc.                   1,340,625
      16,500      Crossman Communities, Inc.*                            455,813
     150,000      D.R. Horton, Inc.                                    3,450,000
     182,500      Lafarge Corp.                                        7,391,250
     163,000      Lennar Corp.                                         4,115,750
     143,400      Lone Star Industries, Inc.                           5,278,912
      50,555      Martin Marietta Materials, Inc.                      3,143,889
      77,840      Southdown, Inc.                                      4,607,155
      24,000      U.S. Home Corp.*                                       798,000
      38,600      Vulcan Materials Co.                                 5,078,312
                                                                    ------------
                                                                      35,659,706
--------------------------------------------------------------------------------
CAPITAL GOODS-MISCELLANEOUS TECHNOLOGY -- 0.0%
      40,000      AFC Cable Systems, Inc.*                             1,345,000
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
     233,400      Cambrex Corp.                                        5,601,600
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 6.2%
      48,000      America Online, Inc.*                                7,680,000
     128,700      BMC Software, Inc.*                                  5,735,194
       8,000      ChoicePoint, Inc.*                                     516,000
     200,000      Computer Associates Int'l., Inc.                     8,525,000
      27,000      DST Systems, Inc.*                                   1,540,688
     118,700      J.D. Edwards*                                        3,368,112
   1,082,000      Microsoft Corp.*                                   150,059,875
     318,400      Novell, Inc.*                                        5,771,000
     455,000      Oracle Corp.*                                       19,621,875
      74,000      Sterling Software, Inc.*                             2,002,625
     100,000      SunGuard Data Systems, Inc.*                         3,968,750
      36,000      Wind River Systems, Inc.*                            1,692,000
                                                                    ------------
                                                                     210,481,119
--------------------------------------------------------------------------------
COMPUTER SYSTEMS -- 11.8%
     405,200      Apple Computer, Inc.*                               16,587,875
     910,300      Compaq Computer Corp.                               38,175,706
     180,900      EMC Corp.*                                          15,376,500
     340,000      Hewlett Packard Co.                                 23,226,250
      77,200      Honeywell, Inc.                                      5,814,125
     602,100      Int'l. Business Machines                           111,237,975
     459,600      Lexmark Int'l. Group, Inc.*                         46,189,800
     150,000      Pitney Bowes, Inc.                                   9,909,375
      57,300      SCI Systems, Inc.*                                   3,309,075
     208,200      Seagate Technology*                                  6,298,050
   1,765,600      Storage Technology Corp.*                           62,789,150
     370,200      Sun Microsystems, Inc.*                             31,698,375
     235,000      Xerox Corp.                                         27,730,000
                                                                    ------------
                                                                     398,342,256
--------------------------------------------------------------------------------
CONGLOMERATES -- 0.4%
     190,000      Textron, Inc.                                       14,428,125
--------------------------------------------------------------------------------
COSMETICS AND TOILETRIES -- 0.0%
      14,400      Alberto-Culver Co.                                     363,600
--------------------------------------------------------------------------------
DRUGS AND HOSPITALS -- 12.8%
     515,000      Abbott Laboratories                                 25,235,000
     261,640      Allegiance Corp.                                    12,198,965
     218,000      Arterial Vascular Engineering, Inc.*                11,445,000
     242,600      Biomet, Inc.                                         9,764,650
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (continued)

--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
     603,200      Bristol-Myers Squibb Corp.                        $ 80,715,700
     354,000      Johnson & Johnson                                   29,691,750
     345,000      Medtronic, Inc.                                     25,616,250
     437,200      Merck & Co., Inc.                                   64,568,975
     490,000      Mylan Laboratories, Inc.                            15,435,000
      27,000      Patterson Dental Co.*                                1,174,500
     884,900      Pfizer, Inc.                                       110,999,644
      27,000      Safeskin Corp.*                                        651,375
     586,500      Schering-Plough Corp.                               32,404,125
     170,100      Warner-Lambert Co.                                  12,789,394
                                                                    ------------
                                                                     432,690,328
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 3.0%
     998,000      General Electric Co.                               101,858,375
--------------------------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS-- 0.1%
      46,000      Analogic Corp.                                       1,730,750
      30,600      Dynatech Corp.*                                         84,150
                                                                    ------------
                                                                       1,814,900
--------------------------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.1%
     495,300      Frontier Oil Corp.*                                  2,445,544
     114,100      Giant Industries, Inc.                               1,069,688
                                                                    ------------
                                                                       3,515,232
--------------------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 0.9%
     400,000      Carnival Corp.                                      19,200,000
     147,000      Viacom, Inc.*                                       10,878,000
                                                                    ------------
                                                                      30,078,000
--------------------------------------------------------------------------------
FINANCIAL-BANKS -- 3.2%
           6      BankBoston Corp.                                           234
     260,000      Bank of New York, Inc.                              10,465,000
     106,000      BB&T Corp.                                           4,273,125
      26,000      CCB Financial Corp.                                  1,482,000
      15,000      Centura Banks, Inc.                                  1,115,625
      81,000      City National Corp.                                  3,371,625
      94,050      Comerica, Inc.                                       6,413,034
      71,269      Commerce Bankshares, Inc.                            3,028,922
      20,100      Cullen Frost Bankers, Inc.                           1,102,988
      67,500      Firstar Corp.                                        6,294,375
      40,000      FirstMerit Corp.                                     1,075,000
     470,000      Fleet Financial Group, Inc.                         21,003,125
      53,548      Hubco, Inc.                                          1,613,134
      14,631      M & T Bank Corp.                                     7,592,575
     187,600      Mellon Bank Corp.                                   12,897,500
      61,965      National City Corp.                                  4,492,462
      34,500      Premier Bancshares, Inc., GA                           903,469
     231,504      Premier National Bancorp, Inc.                       4,297,293
     114,000      Union Bancal Corp.                                   3,883,125
     150,000      U.S. Bancorp, Inc.                                   5,325,000
      15,000      U.S. Trust Corp.                                     1,140,000
      52,000      Webster Financial Corp.                              1,426,750
      36,000      Westamerica Bancorp                                  1,323,000
      49,600      Zions Bancorp                                        3,093,800
                                                                    ------------
                                                                     107,613,161
--------------------------------------------------------------------------------
FINANCIAL-OTHER -- 3.2%
     124,800      A.G. Edwards, Inc.                                   4,648,800
     302,400      American Express Co.                                30,920,400
     155,000      Countrywide Credit Industries, Inc.                  7,779,062
      40,000      Duff & Phelps Credit Rating Co.                      2,192,500
     154,800      Federal Home Loan Mortgage Corp.                     9,974,925
     396,500      Federal National Mortgage Assn.                     29,341,000
     200,000      Jefferies Group, Inc.                                9,925,000
     218,666      Legg Mason, Inc.                                     6,901,646
     251,775      Morgan Keegan, Inc.                                  4,736,517
      31,000      Ragen MacKenzie Group, Inc.*                           370,063
      18,525      Raymond James Financial, Inc.                          391,341
                                                                    ------------
                                                                     107,181,254
--------------------------------------------------------------------------------
FINANCIAL-THRIFT -- 0.9%
     126,600      Astoria Financial Corp.                              5,791,950
     110,000      BankAtlantic Bancorp, Inc.                             783,750
     198,593      BankAtlantic Bancorp, Inc. Class A                   1,278,442
      16,000      California Federal Bancorp, Inc.*                      194,000
     227,106      Charter One Financial, Inc.                          6,302,191
      70,500      Coastal Bancorp, Inc.                                1,233,750
      20,000      Coast Federal Litigation Trust*                        132,500
      46,350      Commercial Federal Corp.                             1,074,741
     220,000      Dime Bancorp, Inc.                                   5,816,250
      46,400      Golden State Bancorp, Inc.*                            771,400
      46,400      Golden State Bancorp, Inc.* (warrants)                 211,700
      13,560      Pacific Crest Capital, Inc.                            200,010
     525,949      Sovereign Bancorp, Inc.                              7,494,773
                                                                    ------------
                                                                      31,285,457
--------------------------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 2.2%
     170,000      Anheuser-Busch Cos., Inc.                           11,156,250
      72,842      CKE Restaurants, Inc.                                2,144,286
      96,512      Earthgrains Co.                                      2,985,840
     125,000      Hershey Foods Corp.                                  7,773,437
      53,200      Interstate Bakeries Corp.                            1,406,475
     885,000      Philip Morris Cos., Inc.                            47,347,500
      69,000      Tootsie Roll Industries, Inc.                        2,699,625
                                                                    ------------
                                                                      75,513,413
--------------------------------------------------------------------------------
FOOTWEAR -- 0.1%
     107,200      Footstar, Inc.*                                      2,680,000
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%
     336,700      Dial Corp.                                           9,722,212
     173,600      Procter & Gamble Co.                                15,851,850
                                                                    ------------
                                                                      25,574,062
--------------------------------------------------------------------------------
INSURANCE -- 3.0%
     371,200      Allstate Corp.                                      14,337,600
      50,000      Ambac Financial Group, Inc.*                         3,009,375
     148,000      American Bankers Insurance
                  Group, Inc.                                          7,159,500
       7,770      Berkshire Hathaway, Inc.*                           18,259,500
     134,000      Chicago Title Corp.                                  6,289,625
      99,000      Cigna Corp.                                          7,653,937
      24,000      Enhance Financial Svcs. Group, Inc.                    720,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (continued)

--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
      36,300      Fidelity National Financial, Inc.                 $  1,107,150
      37,000      Financial Sec. Assur. Hldgs. Ltd.                    2,007,250
     180,200      Hartford Financial Svcs. Group, Inc.                 9,888,475
     150,000      Horace Mann Educators Corp.                          4,275,000
      54,000      Jefferson Pilot Corp.                                4,050,000
      63,120      Liberty Financial Cos., Inc.                         1,704,240
      50,800      Lincoln National Corp., Inc.                         4,156,075
      50,600      MBIA, Inc.                                           3,317,462
     229,500      Old Republic Int'l. Corp.                            5,163,750
     134,000      Penn America Group, Inc.                             1,214,375
      58,000      Reinsurance Group of America                         3,523,500
     184,500      State Auto Financial Corp.                           2,283,188
      10,100      Transamerica Corp.                                   1,166,550
      30,000      W.R. Berkley Corp.                                   1,021,875
                                                                    ------------
                                                                     102,308,427
--------------------------------------------------------------------------------
LODGING -- 0.0%
     135,000      Prime Hospitality Corp.*                             1,425,938
--------------------------------------------------------------------------------
MACHINERY AND EQUIPMENT -- 0.2%
     100,500      AAR Corp.                                            2,399,438
     100,000      Graco, Inc.                                          2,950,000
      25,000      SPX Corp.*                                           1,675,000
                                                                    ------------
                                                                       7,024,438
--------------------------------------------------------------------------------
MERCHANDISING-DEPARTMENT STORES -- 3.6%
     120,400      Dayton Hudson Corp.                                  6,531,700
     125,000      Federated Department Stores, Inc.*                   5,445,312
     215,000      Fred Meyer, Inc., DE*                               12,953,750
     143,750      Saks, Inc.*                                          4,537,109
      27,300      Shopko Stores, Inc.*                                   907,725
     376,800      TJX Cos., Inc.                                      10,927,200
   1,001,900      Wal-Mart Stores, Inc.                               81,592,231
                                                                    ------------
                                                                     122,895,027
--------------------------------------------------------------------------------
MERCHANDISING-DRUGS -- 0.7%
      84,150      Cardinal Health, Inc.                                6,384,881
     261,956      CVS Corp.                                           14,407,580
      75,000      Walgreen Co.                                         4,392,187
                                                                    ------------
                                                                      25,184,648
--------------------------------------------------------------------------------
MERCHANDISING-FOOD -- 1.9%
     240,000      Albertson's, Inc.                                   15,285,000
     140,000      Kroger Co.*                                          8,470,000
     428,050      Safeway, Inc.*                                      26,084,297
     333,500      Supervalu, Inc.                                      9,338,000
     200,000      Sysco Corp.                                          5,487,500
                                                                    ------------
                                                                      64,664,797
--------------------------------------------------------------------------------
MERCHANDISING-MASS -- 0.1%
     191,400      K Mart Corp.*                                        2,930,813
--------------------------------------------------------------------------------
MERCHANDISING-SPECIAL -- 3.9%
      75,000      Abercrombie & Fitch Co.*                             5,306,250
     111,500      Best Buy, Inc.*                                      6,843,312
      69,000      BJ's Wholesale Club, Inc.*                           3,195,563
     130,000      Costco Cos., Inc.*                                   9,384,375
     540,000      GAP, Inc.                                           30,375,000
     740,000      Home Depot, Inc.                                    45,278,750
     261,600      Lowes Cos., Inc.                                    13,390,650
     356,250      Pier 1 Imports, Inc.                                 3,451,172
     159,000      Ross Stores, Inc.                                    6,260,625
     250,000      Tandy Corp.                                         10,296,875
                                                                    ------------
                                                                     133,782,572
--------------------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH CYCLICAL -- 0.1%
     113,100      Avis Rent A Car, Inc.*                               2,735,606
      58,066      Nielsen Media Research, Inc.                         1,045,188
                                                                    ------------
                                                                       3,780,794
--------------------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.7%
      90,000      A.C. Nielsen Corp.*                                  2,542,500
     180,000      American Greetings Corp.                             7,391,250
      36,000      Interpublic Group Cos., Inc.                         2,871,000
     190,000      Valassis Communications, Inc.*                       9,808,750
                                                                    ------------
                                                                      22,613,500
--------------------------------------------------------------------------------
OIL AND GAS PRODUCING -- 1.0%
     280,000      Anadarko Petroleum Corp.*                            8,645,000
     238,900      Basin Exploration, Inc.*                             3,001,181
      64,300      Callon Petroleum Co.*                                  747,488
     263,600      Chieftain Int'l., Inc.*                              3,789,250
     153,000      Devon Energy Corp.                                   4,695,187
     100,300      Petromet Resources Ltd.*                               181,794
     196,500      Rigel Energy Corp.*                                  1,285,574
     182,400      St. Mary Land & Exploration Co.                      3,374,400
      91,300      Snyder Oil Corp.                                     1,215,431
     152,100      Vastar Resources, Inc.                               6,568,819
                                                                    ------------
                                                                      33,504,124
--------------------------------------------------------------------------------
OIL AND GAS SERVICES -- 0.5%
     260,000      Halliburton Co.                                      7,702,500
     292,000      Transocean Offshore, Inc.                            7,829,250
      94,200      Willbros Group, Inc.*                                  523,988
                                                                    ------------
                                                                      16,055,738
--------------------------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 0.2%
     110,000      Conoco, Inc.*                                        2,296,250
      71,000      Sunoco, Inc.                                         2,560,438
     284,000      Tesoro Petroleum, Inc.*                              3,443,500
                                                                    ------------
                                                                       8,300,188
--------------------------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 1.4%
     168,800      Chevron Corp.                                       13,999,850
     443,700      Exxon Corp.                                         32,445,562
                                                                    ------------
                                                                      46,445,412
--------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.3%
     215,000      Kimberly Clark Corp.                                11,717,500
--------------------------------------------------------------------------------
PUBLISHING AND PRINT -- 1.3%
     210,000      Dun & Bradstreet Corp.                               6,628,125
     584,000      Time Warner, Inc.                                   36,244,500
                                                                    ------------
                                                                      42,872,625
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (continued)

-------------------------------------------------------------------------------
Shares                                                                    Value
-------------------------------------------------------------------------------
PUBLISHING-NEWS -- 1.2%
      45,000      Central Newspapers, Inc.                       $    3,214,688
      86,400      Gannett Co., Inc.                                   5,572,800
     191,400      Harte-Hanks Communications                          5,454,900
     160,000      Knight Ridder, Inc.*                                8,180,000
     304,000      New York Times Co.                                 10,545,000
      50,000      Tribune Co.                                         3,300,000
       5,700      Washington Post Co.                                 3,294,244
                                                                 --------------
                                                                     39,561,632
-------------------------------------------------------------------------------
RAILROADS -- 0.3%
     182,500      Kansas City Southern Inds., Inc.                    8,976,719
-------------------------------------------------------------------------------
SEMICONDUCTORS -- 1.7%
     432,000      Advanced Micro Devices, Inc.*                      12,501,000
     230,800      Intel Corp.                                        27,364,225
     281,100      Motorola, Inc.                                     17,164,669
                                                                 --------------
                                                                     57,029,894
-------------------------------------------------------------------------------
TEXTILE-APPAREL AND PRODUCTION -- 0.2%
     196,000      Jones Apparel Group, Inc.*                          4,324,250
      53,000      Westpoint Stevens, Inc.*                            1,672,813
                                                                 --------------
                                                                      5,997,063
-------------------------------------------------------------------------------
TRANSPORTATION-MISCELLANEOUS -- 0.3%
     108,000      GATX Corp.                                          4,090,500
     239,500      Maritrans, Inc.                                     1,571,719
     120,000      Sea Containers Ltd.                                 3,592,500
                                                                 --------------
                                                                      9,254,719
-------------------------------------------------------------------------------
TRUCKERS -- 0.0%
      18,000      FRP Pptys., Inc.*                                     486,000
-------------------------------------------------------------------------------
UTILITIES-ELECTRIC -- 3.1%
      95,000      BEC Energy                                          3,912,813
      95,000      Carolina Power and Light Co.                        4,470,937
      50,000      Cinergy Corp.                                       1,718,750
     174,000      Consolidated Edison, Inc.                           9,200,250
     148,000      DQE                                                 6,502,750
     204,464      Duke Energy Co.                                    13,098,475
      85,600      Energy East Corp.                                   4,836,400
     185,000      Florida Progress Corp.                              8,290,312
     255,000      FPL Group, Inc.                                    15,714,375
     152,100      IPALCO Enterprises                                  8,432,044
      21,500      Minnesota Power & Light Co.                           946,000
     100,000      Montana Power Co.*                                  5,656,250
      60,200      New Century Energies, Inc.                          2,934,750
      58,000      NIPSCO Industries, Inc.                             1,765,375
     155,000      Teco Energy, Inc.                                   4,369,062
     160,000      Texas Utilities Co.                                 7,470,000
     130,000      Utilicorp United, Inc.*                             4,769,375
                                                                 --------------
                                                                    104,087,918
-------------------------------------------------------------------------------
UTILITIES-TELECOMMUNICATIONS -- 12.3%
     206,000      Airtouch Communications, Inc.*                     14,857,750
     680,700      Ameritech Corp.                                    43,139,362
     666,200      AT & T Corp.                                       50,131,550
     650,000      Bell Atlantic Corp.                                34,450,000
   1,716,200      BellSouth Corp.                                    85,595,475
     120,000      Ciena Corp.*                                        1,755,000
     440,000      GTE Corp.                                          28,600,000
     225,000      Lucent Technologies, Inc.                          24,750,000
     905,120      MCI WorldCom, Inc.*                                64,942,360
     586,200      SBC Communications, Inc.                           31,434,975
     191,000      Sprint Corp.                                       16,067,875
      95,500      Sprint PCS*                                         2,208,438
     285,000      U.S. West, Inc.                                    18,418,125
                                                                 --------------
                                                                    416,350,910
-------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                    (COST $2,233,382,187)                         3,198,392,459

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.9%
-------------------------------------------------------------------------------
Principal
 Amount                                                                   Value
-------------------------------------------------------------------------------
$199,706,000      State Street Bank & Trust Co. repurchase
                  agreement, dated 12/31/98, maturity value
                  $199,816,948 at 5.00%, due 1/4/99
                  (collateralized by $25,505,000 Federal Farm
                  Credit Bank Notes, 4.90%, due 11/16/00, by
                  $51,005,000 Federal Farm Credit Bank Notes,
                  5.32%, due 1/4/99, by $25,505,000 Federal
                  Home Loan Bank Notes, 5.01%, due 10/29/99,
                  by $25,505,000 Federal Home Loan Bank Notes,
                  5.60%, due 8/24/00, by $50,705,000 Federal
                  Home Loan Mortgage Corp. Notes, 5.02%, due
                  11/05/99, and by $25,505,000 Federal
                  National Mortgage Assn. Notes, 4.85%, due
                  11/20/00)                                      $  199,706,000
-------------------------------------------------------------------------------
                  TOTAL REPURCHASE AGREEMENT
                    (COST $199,706,000)                             199,706,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.5%
 (COST $2,433,088,187)                                            3,398,098,459

LIABILITIES IN EXCESS OF CASH, RECEIVABLES
  AND OTHER ASSETS -- (0.5%)                                        (17,841,737)
-------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $3,380,256,722
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------

o  THE GUARDIAN PARK AVENUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
December 31, 1998
--------------------------------------------------------------------------------
ASSETS
   Investments, at market (cost $2,433,088,187)                   $3,398,098,459
   Cash                                                                  133,047
   Receivable for securities sold                                     23,609,561
   Receivable for fund shares sold                                     4,824,243
   Dividends receivable                                                2,774,450
   Interest receivable                                                    27,762
--------------------------------------------------------------------------------
               TOTAL ASSETS                                        3,429,467,522
--------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                                   28,975,388
   Payable for fund shares redeemed                                   13,189,863
   Accrued expenses                                                      605,036
   Due to affiliates                                                   6,440,513
--------------------------------------------------------------------------------
               TOTAL LIABILITIES                                      49,210,800
--------------------------------------------------------------------------------
               NET ASSETS                                         $3,380,256,722
================================================================================
COMPONENTS OF NET ASSETS
   Shares of beneficial interest, at par                          $      651,922
   Additional paid-in capital                                      2,337,705,600
   Undistributed net investment income                                   363,075
   Accumulated net realized gain on
    investments                                                       76,525,853
   Net unrealized appreciation of
    investments                                                      965,010,272
--------------------------------------------------------------------------------
               NET ASSETS                                         $3,380,256,722
================================================================================
NET ASSETS:
   Class A                                                        $2,990,767,483
   Class B                                                        $  389,489,239
--------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING -- $0.01 PAR VALUE
   Class A                                                            57,642,930
   Class B                                                             7,549,254
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
   Class A                                                                $51.88
   Class B                                                                $51.59
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
   Class A Only (Net Asset Value x 104.71%)**                             $54.32
--------------------------------------------------------------------------------

** Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.


-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Year Ended December 31, 1998
-------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                      $  34,442,506
   Interest                                                          10,278,149
   Less: Foreign tax withheld                                            (6,449)
-------------------------------------------------------------------------------
     Total Income                                                    44,714,206
-------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees-- Note 2                                 14,957,011
   Administrative fees-- Class A-- Note 2                             4,433,726
   Administrative fees-- Class B--Note 2                                770,635
   12b-1 fees-- Note 3                                                2,311,906
   Transfer agent fees                                                2,591,121
   Custodian fees                                                       410,253
   Registration fees                                                    292,560
   Printing expense                                                     290,500
   Trustees' fees-- Note 2                                               24,000
   Audit fees                                                            20,500
   Legal fees                                                            12,500
   Insurance expense                                                      3,828
   Other                                                                    700
-------------------------------------------------------------------------------
     Total Expenses                                                  26,119,240
-------------------------------------------------------------------------------
Net Investment Income                                                18,594,966
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS -- NOTE 5
   Net realized gain on
    investments -- Note 1                                           240,110,403
   Net change in unrealized appreciation
    of investments-- Note 5                                         321,166,359
-------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS                                                  561,276,762
-------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
    FROM OPERATIONS                                               $ 579,871,728
===============================================================================


--------------------------------------------------------------------------------
See notes to financial statements.

THE GUARDIAN PARK AVENUE FUND
(Continued)

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                  Year Ended December 31,
                                           ------------------------------------
                                                 1998                 1997
-------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income                    $    18,594,966      $    17,523,581
  Net realized gain on
   investments                                 240,110,403          250,113,783
  Net change in unrealized
   appreciation of
   investments                                 321,166,359          296,292,118
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 FROM OPERATIONS                               579,871,728          563,929,482
-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
  Net investment income
   Class A                                     (18,598,388)         (17,140,750)
   Class B                                              --              (15,027)
  Net realized gain on
   investments
   Class A                                    (199,305,595)        (200,697,619)
   Class B                                     (25,414,666)         (16,602,423)
-------------------------------------------------------------------------------
 TOTAL DIVIDENDS AND
  DISTRIBUTIONS
  TO SHAREHOLDERS                             (243,318,649)        (234,455,819)
-------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net increase in net assets
  from capital share
  transactions -- Note 6                       529,325,454          756,713,154
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                     865,878,533        1,086,186,817

NET ASSETS:
Beginning of year                            2,514,378,189        1,428,191,372
-------------------------------------------------------------------------------
End of year*                               $ 3,380,256,722      $ 2,514,378,189
===============================================================================

* Includes undistributed net
  investment income of                     $       363,075      $       367,804


--------------------------------------------------------------------------------
                                               See notes to financial statements

--------------------------------------------------------------------------------
NOTES TO
FINANCIAL STATEMENTS
--------------------------------

December 31, 1998

o  THE GUARDIAN PARK AVENUE FUND

NOTE 1. ACCOUNTING POLICIES

      The Guardian Park Avenue Fund (the Fund or GPAF) is a series of The Park Avenue Portfolio, which is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Significant accounting policies of the Fund are as follows:

      The Fund offers three classes of shares. Class A shares are sold with an initial sales load of up to 4.50% and an administrative fee of up to .25% on an annual basis of the Fund's average daily net assets. Class B shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of up to .25% on an annual basis of the Fund's average daily net assets, and a contingent deferred sales load (CDSL) of up to 3% imposed on certain redemptions. Institutional Class shares are offered at net asset value, without an initial or contingent deferred sales load. All three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

      Equity and debt securities listed on domestic or foreign securities exchanges are valued at the last sales price of such exchanges, or, if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

      Pursuant to valuation procedures approved by the Board of Trustees, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgement of the Service, are valued at the bid price. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

      Other securities, including securities for which market quotations are not readily available (such as mortgage- backed securities and restricted securities) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Repurchase agreements are carried at cost which approximates market value (see Note 4). Investment transactions are recorded on the date of purchase or sale.

      Security gains or losses are determined on the identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

      All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 1998, distribution, administrative and transfer agent fees were the only class-specific expenses.

Foreign Currency Translation

      GPAF is permitted to buy international securities that are not U.S. dollar-denominated. GPAF's books and records are maintained in U.S. dollars as follows:

            (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

            (2) Purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations.

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gain or loss on foreign currencies. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gain on foreign currencies. Net currency gains and losses from valuing investments and other assets and liabilities denominated in foreign currency as of December 31, 1998 are reflected in net change in unrealized appreciation or depreciation from translation of assets and liabilities in foreign currencies based on the applicable exchange rate in effect at the end of period.

Forward Foreign Currency Contracts

      GPAF may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by GPAF. When a forward contract is closed, GPAF will record a realized gain or loss equal to the difference between the value of the forward contract at the time it was opened and the value at the time it was closed. Such amount is recorded in net realized gain or loss on foreign currencies. GPAF will not enter into a forward foreign currency contract if such contract would obligate it to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

Dividends and Distributions to Shareholders

      GPAF distributes each year as dividends or capital gains distributions substantially all realized earnings by the Fund, if any.

      All dividends or distributions to the shareholders are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles
(GAAP). Differences between the recognition of income on an income tax basis and a GAAP basis may cause temporary overdistributions of net realized gains and net investment income.

Federal Income Taxes

      The Fund qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code
(Code) and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

Reclassification of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

      During the year ended December 31, 1998, GPAF reclassified amounts to paid-in capital from undistributed net investment income and accumulated net realized gain on investments.

      Increase (decrease) to the various capital accounts were as follows:

                                          ACCUMULATED
                    UNDISTRIBUTED        NET REALIZED
                   NET INVESTMENT           GAIN ON
                       INCOME             INVESTMENTS
                   --------------        ------------
GPAF                  $ (1,307)             $ 1,307

NOTE 2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

      The Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), an indirect wholly-owned subsidiary of The Guardian Life Insurance Company of America. The investment advisory agreement provides, among other things, for the quarterly payment by the Fund of a fee calculated at an annual rate of .50% of the average daily net assets of the Fund.

      Trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) are paid $500 for each meeting of the Board of Trustees. An annual fee of $1,000 was also paid to each such Trustee during such period. GISC pays compensation to the Trustees who are interested persons. Certain officers and Trustees of the Fund are affiliated with GISC.

Administrative Services Agreement

      Pursuant to the Administrative Services Agreement adopted by the Fund on behalf of the Class A and Class B shares, the Fund pays GISC an administrative service fee at an annual rate of .25% of the average daily net assets for which a "dealer of record" has been designated. For the year ended December 31, 1998, GPAF Class A shares paid an annualized rate of .17% of its average daily net assets under the Administrative Services Agreement.

NOTE 3. UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

      The Fund has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Fund. As compensation for its services, GISC received aggregate sales commissions of $6,911,800 for the year ended December 31, 1998.

      Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

      GISC is entitled to retain any CDSL imposed on certain redemptions on Class B shares. For the year ended December 31, 1998, such charges were $683,670.

NOTE 4. REPURCHASE AGREEMENTS

      Collateral under repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees has established standards to evaluate the creditworthiness of broker-dealers and banks which engage in repurchase agreements with the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

      Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $1,804,252,390 and $1,526,575,824, respectively, during the year ended December 31, 1998.

      The cost of investments owned at December 31, 1998 for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

      Gross unrealized appreciation and depreciation of investments aggregated $999,654,014 and $34,643,742, respectively, resulting in net unrealized appreciation of $965,010,272.

NOTE 6. SHARES OF BENEFICIAL INTEREST

      There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into three classes, designated as Class A, Class B and Institutional Class shares. Through December 31, 1998, no Institutional Class shares of the Fund were sold. Transactions in shares of beneficial interest were as follows:

                                         Year Ended           Year Ended         Year Ended         Year Ended
                                       December 31,         December 31,       December 31,       December 31,
                                               1998                 1997               1998               1997
--------------------------------------------------------------------------------------------------------------
                                                     Shares                                 Amount
--------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                              18,152,958           17,883,364       $885,038,761       $799,066,805
Shares issued in reinvestment of
 dividends and distributions              4,072,601            4,641,797        209,800,362        208,919,318
Shares repurchased                      (14,727,389)          (9,104,998)      (721,647,093)      (403,755,099)
--------------------------------------------------------------------------------------------------------------
NET INCREASE                              7,498,170           13,420,163       $373,192,030       $604,231,024
==============================================================================================================
CLASS B
Shares sold                               3,603,391            3,236,995       $176,030,617       $143,714,212
Shares issued in reinvestment
 of distributions                           474,635              359,417         24,340,017         16,167,277
Shares repurchased                         (912,470)            (162,809)       (44,237,210)        (7,399,359)
--------------------------------------------------------------------------------------------------------------
NET INCREASE                              3,165,556            3,433,603       $156,133,424       $152,482,130
==============================================================================================================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------

o  THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

----------------------------------------------------------------------------------------------------------------------------

                                                          ----------------------------------------------
                                                                            CLASS A
                                                          ----------------------------------------------

                                                                     Year Ended December 31,
                                        ------------------------------------------------------------------------------------
                                           1998              1997              1996              1995              1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $46.12            $37.91            $33.97            $26.89            $28.63
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        0.35              0.40              0.42              0.33              0.31
 Net realized and unrealized gain/
  (loss) on investments                       9.38             12.61              8.41              8.87             (0.72)
----------------------------------------------------------------------------------------------------------------------------
 Net increase/(decrease) from
  investment operations                       9.73             13.01              8.83              9.20             (0.41)
----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment income                       (0.34)            (0.39)            (0.42)            (0.33)            (0.31)
 Distributions in excess
  of net investment income                      --                --             (0.01)               --                --
 Net realized gain on investments            (3.63)            (4.41)            (4.46)            (1.79)            (1.02)
----------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions           (3.97)            (4.80)            (4.89)            (2.12)            (1.33)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $51.88            $46.12            $37.91            $33.97            $26.89
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                21.30%            34.85%            26.49%            34.28%            (1.44)%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                       $2,990,767        $2,312,632        $1,392,186          $972,275          $640,917
 Ratio of expenses
  to average net assets                       0.78%             0.79%             0.79%             0.81%             0.84%
 Ratio of net investment income to
  average net assets                          0.72%             0.95%             1.19%             1.07%             1.15%
 Portfolio turnover rate                        55%               50%               81%               78%               54%
============================================================================================================================

* Excludes effect of sales load.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------

o  THE GUARDIAN PARK AVENUE FUND

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

-----------------------------------------------------------------------------------------

                                           ----------------------------------------------
                                                             CLASS B
                                           ----------------------------------------------

                                            Year Ended      Year Ended      May 1, 1996+
                                           December 31,    December 31,   to December 31,
                                               1998            1997             1996
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $46.02          $37.90          $36.26
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  (0.08)           0.00            0.05
 Net realized and unrealized gain
  on investments                                9.28           12.54            6.10
-----------------------------------------------------------------------------------------
 Net increase from investment
  operations                                    9.20           12.54            6.15
-----------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment income                            --           (0.01)          (0.05)
 Net realized gain/(loss)
  on investments                               (3.63)          (4.41)          (4.46)
-----------------------------------------------------------------------------------------
 Total dividends and distributions             (3.63)          (4.42)          (4.51)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $51.59          $46.02          $37.90
-----------------------------------------------------------------------------------------
TOTAL RETURN*                                  20.16%          33.53%          17.35%
=========================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                           $389,489        $201,746         $36,006
 Ratio of expenses
  to average net assets                         1.70%           1.73%           1.77%(a)
 Ratio of net investment income/(loss)
  to average net assets                        (0.21)%          0.00%           0.04%(a)
 Portfolio turnover rate                          55%             50%             81%
=========================================================================================

+   Commencement of operations.

*   Excludes effect of sales load.

(a) Annualized.

--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS
----------------------------------

BOARD OF TRUSTEES AND SHAREHOLDERS
THE GUARDIAN PARK AVENUE FUND
(ONE OF THE FUNDS CONSTITUTING THE
PARK AVENUE PORTFOLIO)

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments of The Guardian Park Avenue Fund (one of the funds constituting the Park Avenue Portfolio), as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Park Avenue Fund at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                         /s/ ERNST & YOUNG LLP


New York, New York
February 10, 1999

[LOGO]

GUARDIAN(SM)

Annual Report
to Contractowners

THE GUARDIAN
VARIABLE ACCOUNT 1

THE GUARDIAN
VARIABLE ACCOUNT 2

THE GUARDIAN
INSURANCE & ANNUITY
COMPANY, INC.

A WHOLLY OWNED SUBSIDIARY OF
THE GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

Executive Offices
201 Park Avenue South
New York, NY 10003

Customer Service Office
P.O. Box 26210
Lehigh Valley, PA 18002-6210
1-800-221-3253

DECEMBER 31, 1998

[LOGO]
GUARDIAN(SM)

   The Guardian Insurance & Annuity Company, Inc.
   201 Park Avenue South
   New York, NY  10003


FIRST CLASS MAIL
U.S. POSTAGE PAID
PERMIT NO. 1104
CLIFTON, NJ